Parent Company Financials (Details) - Schedule of income statements - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions [Line Items]
Revenue
Cost of goods sold
Gross profit
Selling expenses
General and administrative expenses	361,855	22,899
Total operating expenses	361,855	22,899
Other income (expenses):
Equity loss in subsidiaries	(1,504,430)
Other expense	(805)	(520)
Interest income	8,995	47,182
Total other (expenses) income	(1,496,240)	46,662
Income tax	5,158
Net income (loss)	$ (1,863,253)	$ 23,764